Consolidated Balance Sheets - USD ($)		Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Cash and cash equivalents		$ 15,966,421	$ 6,199,213
Restricted cash		1,879,472	1,757,546
Loans receivable		8,855,220
Receivables from broker-dealers and clearing organizations		3,212,777	2,360,157
Receivables from customers		3,773,982	1,230,542
Receivables from customers – a related party		1,523,259
Securities owned, at fair value		2,741,178	1,288,747
Fixed assets, net		482,130	421,285
Intangible asset, net		63,695	63,837
Right of use assets		156,656	242,665
Long-term investment in a joint venture		256,420
Deposit for long-term investment		200,000
Available-for-sale investment		1,000,000
Income tax recoverable		14,386	20,292
Other assets		158,300	296,532
Total assets		40,283,896	13,880,816
Liabilities and shareholders’ equity
Payable to customers		3,500,690	3,210,113
Payable to customers – related parties		43,127	99,423
Accrued expenses and other liabilities		688,617	131,317
Lease liabilities		150,139	244,861
Total liabilities		4,332,573	3,685,714
Commitments and contingencies
Ordinary shares (par value $0.001per share, 150,000,000 shares authorized; 35,004,635 and 30,000,000 shares issued and outstanding at March 31, 2023 and 2022)*	[1]	35,005	30,000
Additional paid-in capital		25,172,567	2,934,595
Retained earnings		10,662,274	7,264,531
Accumulated other comprehensive income (loss)		81,477	(34,024)
Total shareholders’ equity		35,951,323	10,195,102
Total liabilities and shareholders’ equity		$ 40,283,896	$ 13,880,816

[1]	Retrospectively restated for effect of share reorganization (see Note 11).